Investment Objectives and Goals - Impax Ellevate Global Women's Leadership Fund	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Impax Global Women’s Leadership Fund (formerly, Impax Ellevate Global Women’s Leadership Fund) (the “Global Women’s Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Women’s Fund’s investment objective is to seek long-term growth of capital.